Income tax - Summary of Tax Loss Carry-forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Major components of tax expense (income) [abstract]
Tax loss carry-forwards, Unlimited	$ 570,628
Tax loss carry-forwards	$ 570,628